Document And Entity Information	Oct. 30, 2019
Document Information [Line Items]
Entity Registrant Name	AEGION CORPORATION
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35328
Entity Tax Identification Number	45-3117900
Entity Address, Address Line One	17988 Edison Avenue,
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63005
City Area Code	636
Local Phone Number	530-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares
Trading Symbol	AEGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000353020